Initial Public Offering (Details) - $ / shares		1 Months Ended	8 Months Ended
	Jun. 16, 2025	Feb. 28, 2025	Sep. 30, 2025
IPO [Member]
Initial Public Offering (Details) [Line Items]
Sale of units in initial public offering	20,125,000	17,500,000	592,250
Sale of units per share (in Dollars per share)	$ 10	$ 10
Over-Allotment Option [Member]
Initial Public Offering (Details) [Line Items]
Sale of units in initial public offering	2,625,000	20,125,000